Property, Plant and Equipment - Schedule of Property Plant and Equipment (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Bottom of range [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Discount rate applied to the cash flow projections (real pre-tax)	6.50%	6.50%
Top of range [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Discount rate applied to the cash flow projections (real pre-tax)	8.60%	8.60%
Europe Materials [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Impairment charge	$ 0	$ 263	$ 9
Recoverable amount of financial asset is its value-in-use	$ 185
Impairment related to right of use asset		$ 9
Europe Materials [member] | Bottom of range [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Discount rate applied to the cash flow projections (real pre-tax)	7.30%
Europe Materials [member] | Top of range [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Discount rate applied to the cash flow projections (real pre-tax)	7.70%